Earnings per Share - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options		0
Percentage of Shares Issued under award	9.30%		12.00%
Restricted Stock Units
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options	1,886,166
Public Warrants
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options	8,625,000
Class of warrant or right exercise price of warrants or rights	$ 11.50		$ 11.50
Private Placement Warrants
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options	506,250
Conversion price of promissory notes	$ 11.50
Class of warrant or right exercise price of warrants or rights			11.50
Financing warrants
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options	340,250
Conversion price of promissory notes	$ 11.50
Class of warrant or right exercise price of warrants or rights			$ 11.50
Financing Note
Earnings (loss) per Share
Total face value of the convertible notes			$ 6,805
Conversion price of promissory notes			$ 10.00
Financing Note
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options			680,500
Interest payments on financing notes
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options			2,245,650
Public Warrants
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options			8,625,000
Earnout shares
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options			2,400,000
Private Placement Warrants
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options			506,250
Financing warrants
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options			340,250